Financial Instruments	12 Months Ended
Dec. 31, 2024
Financial instruments [Abstract]
Financial Instruments

NOTE 3. FINANCIAL INSTRUMENTS
Schedule P “Categories of Financial Assets and Liabilities”, discloses the measurement categories and fair value hierarchies for financial instruments.
As of the indicated dates, the Group maintains the following portfolios of financial instruments:

Portfolio of Instruments as of 12.31.24	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Cash and Due from Banks	—	6,744,840,168	—
Argentine Central Bank’s Notes (*)	2,594,477	—	—
Government Securities (*)	1,377,242,413	—	—
Corporate Securities (*)	128,812,224	—	—
Derivative Financial Instruments	4,161,315	—	—
Other Financial Assets	333,431,624	1,402,948,386	—
Loans and Other Financing	24,845,169	14,363,246,752	—
Other Debt Securities	—	2,180,297,530	2,300,407,860
Financial Assets Pledged as Collateral	16,812,161	1,337,483,673	130,120,241
Investments in Equity Instruments	42,086,831	—	—
Liabilities
Deposits	—	18,634,330,825	—
Liabilities at fair value through profit or loss	9,005,522	—	—
Derivative Financial Instruments	7,672,255	—	—
Repurchase Transactions	—	389,701,262	—
Other Financial Liabilities	—	3,562,811,596	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	—	441,780,166	—
Debt Securities	—	1,009,506,228	—
Subordinated Debt Securities	—	266,114,122	—
(*)    Recorded in Debt Securities at fair value through profit or loss.

Portfolio of Instruments as of 12.31.23	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Cash and Due from Banks	—	4,346,311,187	—
Argentine Central Bank’s Bills (*)	—	688,829,173	—
Government Securities (**)	1,247,412,362	—	—
Corporate Securities (**)	56,545,057	—	—
Derivative Financial Instruments	76,849,407	—	—
Repurchase Transactions	—	2,548,194,271	—
Other Financial Assets	107,359,282	280,485,439	—
Loans and Other Financing	—	6,708,657,840	—
Other Debt Securities	—	3,459,581,060	46,445,322
Financial Assets Pledged as Collateral	78,513,193	861,261,425	—
Investments in Equity Instruments	20,987,008	—	—
Liabilities
Deposits	—	12,429,468,649	—
Liabilities at fair value through profit or loss	107,760,501	—	—
Derivative Financial Instruments	26,651,539	—	—
Repurchase Transactions	—	50,839,676	—
Other Financial Liabilities	—	2,772,848,068	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	—	300,794,066	—
Debt Securities	—	201,900,664	—
Subordinated Debt Securities	—	447,750,094	—
(*)    Recorded in Other Debt Securities.
(**)    Recorded in Debt Securities at fair value through profit or loss.